Janus Henderson Global Select Fund
Schedule of Investments (unaudited)
December 31, 2025

	Shares	Value
Common Stocks – 98.7%
Aerospace & Defense – 5.0%
BAE Systems PLC	4,562,546	$104,869,671
Boeing Co*	142,255	30,886,406
Rheinmetall AG	11,823	21,678,050
		157,434,127
Airlines – 0.6%
Ryanair Holdings PLC	536,779	18,639,646
Banks – 7.1%
Banco Bilbao Vizcaya Argentaria SA	2,564,035	59,968,131
Erste Group Bank AG	751,950	90,459,296
HDFC Bank Ltd	3,935,589	43,490,859
Resona Holdings Inc	3,036,800	28,797,713
		222,715,999
Beverages – 1.3%
Monster Beverage Corp*	528,950	40,554,596
Biotechnology – 3.1%
Argenx SE (ADR)*	55,015	46,264,865
Ascendis Pharma A/S (ADR)*	130,455	27,818,224
Vaxcyte Inc*	503,822	23,246,347
		97,329,436
Capital Markets – 1.0%
St James's Place PLC	1,647,494	30,483,863
Chemicals – 1.8%
Linde PLC	129,080	55,038,421
Commercial Services & Supplies – 1.3%
Rentokil Initial PLC	6,812,621	40,683,467
Diversified Financial Services – 1.4%
Mastercard Inc - Class A	73,981	42,234,273
Electrical Equipment – 2.5%
Contemporary Amperex Technology Co Ltd - Class A	802,557	42,091,249
Eaton Corp PLC	112,699	35,895,759
		77,987,008
Electronic Equipment, Instruments & Components – 1.9%
Hexagon AB - Class B	5,010,622	59,282,668
Entertainment – 2.7%
Liberty Media Corp-Liberty Formula One - Series C*	449,458	44,276,107
Spotify Technology SA*	70,997	41,228,668
		85,504,775
Food Products – 0.1%
Magnum Ice Cream Co NV/The*	257,118	4,080,276
Health Care Equipment & Supplies – 0.3%
Glaukos Corp*	94,154	10,630,928
Household Durables – 1.4%
Lennar Corp	422,869	43,470,933
Independent Power and Renewable Electricity Producers – 0.9%
Vistra Corp	177,722	28,671,890
Industrial Conglomerates – 1.0%
3M Co	195,449	31,291,385
Insurance – 9.1%
AIA Group Ltd	5,885,400	60,453,400
Arthur J Gallagher & Co	277,264	71,753,151
Dai-ichi Life Holdings Inc	8,081,200	67,100,493
Progressive Corp/The	363,749	82,832,922
		282,139,966
Interactive Media & Services – 4.5%
Alphabet Inc - Class A	99,225	31,057,425
Meta Platforms Inc - Class A	100,678	66,456,541
Tencent Holdings Ltd	540,300	41,402,760
		138,916,726
Machinery – 1.9%
Deere & Co	128,114	59,646,035
Metals & Mining – 2.6%
Freeport-McMoRan Inc	775,180	39,371,392
Teck Resources Ltd	851,128	40,751,691
		80,123,083

	Shares	Value
Common Stocks – (continued)
Multiline Retail – 4.7%
Amazon.com Inc*	630,841	$145,610,720
Oil, Gas & Consumable Fuels – 3.5%
Canadian Natural Resources Ltd	1,975,749	66,879,104
ConocoPhillips	467,978	43,807,420
		110,686,524
Personal Products – 2.4%
Unilever PLC	1,142,749	74,701,091
Pharmaceuticals – 4.3%
AstraZeneca PLC	258,862	47,671,753
Eli Lilly & Co	80,400	86,404,272
		134,076,025
Semiconductor & Semiconductor Equipment – 13.6%
ASML Holding NV	76,799	82,084,831
NVIDIA Corp	862,897	160,930,290
Taiwan Semiconductor Manufacturing Co Ltd	3,694,000	180,484,481
		423,499,602
Software – 7.3%
Microsoft Corp	345,629	167,153,097
SAP SE	94,854	23,206,782
Synopsys Inc*	76,115	35,752,738
		226,112,617
Specialty Retail – 2.5%
TJX Cos Inc	501,323	77,008,226
Textiles, Apparel & Luxury Goods – 3.5%
LVMH Moet Hennessy Louis Vuitton SE	71,694	54,045,609
Samsonite International SAž	21,042,000	53,731,403
		107,777,012
Trading Companies & Distributors – 3.2%
Ferguson Enterprises Inc	449,885	100,157,898
Wireless Telecommunication Services – 2.2%
T-Mobile US Inc	333,695	67,753,433
Total Common Stocks (cost $2,071,673,277)		3,074,242,649
Private Placements – 0%
Software – 0%
Magic Leap Inc - Class A private equity common shares*,¢,§ (cost $9,254,547)	19,041	0
Investment Companies – 1.5%
Money Markets – 1.5%
Janus Henderson Cash Liquidity Fund LLC, 3.7222%ºº,£ (cost $44,626,192)	44,613,529	44,626,913
Total Investments (total cost $2,125,554,016) – 100.2%		3,118,869,562
Liabilities, net of Cash, Receivables and Other Assets – (0.2)%		(4,725,156)
Net Assets – 100%		$3,114,144,406

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$1,666,519,518	53.4%
United Kingdom	298,409,845	9.6
Taiwan	180,484,481	5.8
Hong Kong	114,184,803	3.7
Canada	107,630,795	3.4
Sweden	100,511,336	3.2
Japan	95,898,206	3.1
Austria	90,459,296	2.9
Netherlands	86,165,107	2.8
China	83,494,009	2.7
Spain	59,968,131	1.9
France	54,045,609	1.7
Belgium	46,264,865	1.5
Germany	44,884,832	1.4
India	43,490,859	1.4
Denmark	27,818,224	0.9
Ireland	18,639,646	0.6
Total	$3,118,869,562	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 9/30/25	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 12/31/25	Ending Shares	Dividend Income
Investment Companies - 1.5%
Money Markets - 1.5%
Janus Henderson Cash Liquidity Fund LLC, 3.7222%ºº
	$42,218,438	$76,916,042	$(74,508,152)	$(136)	$721	$44,626,913	44,613,529	$371,252
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 3.6894%ºº
	-	109,728,015	(109,728,015)	-	-	-	-	47,022 ∆
Total Affiliated Investments - 1.5%
	$42,218,438	$186,644,057	$(184,236,167)	$(136)	$721	$44,626,913	44,613,529	$418,274

Notes to Schedule of Investments (unaudited)
ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

ž
Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended December 31, 2025 is $53,731,403, which represents 1.7% of net assets.

*	Non-income producing security.
ºº	Rate shown is the 7-day yield as of December 31, 2025.
¢	Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the period ended December 31, 2025 is $0, which represents 0.0% of net assets.
£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
§	Schedule of Restricted Securities (as of December 31, 2025)

	Acquisition Date	Cost	Value	Value as a % of Net Assets
Magic Leap Inc - Class A private equity common shares	10/5/17	$9,254,547	$0	0.0%
The Fund has registration rights for certain restricted securities held as of December 31, 2025. The issuer incurs all registration costs.
The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2025.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Common Stocks
Aerospace & Defense	$30,886,406	$126,547,721	$-
Airlines	-	18,639,646	-
Banks	-	222,715,999	-
Capital Markets	-	30,483,863	-
Commercial Services & Supplies	-	40,683,467	-
Electrical Equipment	35,895,759	42,091,249	-
Electronic Equipment, Instruments & Components	-	59,282,668	-
Food Products	-	4,080,276	-
Insurance	154,586,073	127,553,893	-
Interactive Media & Services	97,513,966	41,402,760	-
Metals & Mining	39,371,392	40,751,691	-
Personal Products	-	74,701,091	-
Pharmaceuticals	86,404,272	47,671,753	-
Semiconductor & Semiconductor Equipment	160,930,290	262,569,312	-
Software	202,905,835	23,206,782	-
Textiles, Apparel & Luxury Goods	-	107,777,012	-
All Other	995,589,473	-	-
Private Placements	-	-	0
Investment Companies	-	44,626,913	-
Total Assets	$1,804,083,466	$1,314,786,096	$0

Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2025 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments.
The Fund's management has determined the Fund did not hold a significant amount of Level 3 securities as of December 31, 2025.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual financial statements.
125-25-70232 02-26